INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
INCOME TAXES
Schedule of deferred tax assets and liabilities

The principal components of the Company’s net deferred tax assets consisted of the following at September 30:

	2019	2018
Net operating loss carryforwards	$7,291,333	$5,848,080
Capitalized expenditures	1,717,025	1,486,679
Research and experimentation credit carryforwards	898,610	802,765
Stock based compensation	2,139,119	2,074,247
Property and Equipment	2,234	1,235
Accrued expenses	13,660	13,660
Deferred rent	492	328
Gross deferred tax assets	12,062,473	10,226,994
Deferred tax asset valuation allowance	(12,062,473)	(10,226,994)

Net deferred tax assets	$—	$—